Employees and directors, Pension Costs (Details) - USD ($) $ in Thousands	12 Months Ended				18 Months Ended
	Apr. 30, 2017	[1],[2]	Apr. 30, 2016	[1],[2]	Oct. 31, 2018
Pension costs comprise [Abstract]
Defined benefit schemes	$ 504		$ 613		$ 7,138
Defined contribution schemes	10,875		10,363		43,241
Total	$ 11,379		$ 10,976		$ 50,379

[1]	The comparatives for the 12 months to April 30, 2017 and 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[2]	The comparatives for the 12 months to April 30, 2017 and April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).